Concentration, Risks, and Uncertainties (Details Narrative) (10-K) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Risks and Uncertainties [Abstract]
Uninsured cash	$ 2,100,400	$ 177,600	$ 0